Bank Borrowings and Banking Facilities	8 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
7.	Bank Borrowings and Banking Facilities

The subsidiaries of the Company have credit facilities with various banks representing import loans, hire purchase, trust receipt, documentary credits, loans and overdraft. As of April 30, 2011, 2012 and December 31, 2012, these facilities totaled HK$365,501, HK$414,221 and HK$340,140, of which HK$195,791, HK$257,355 and HK$243,248 were unused as of April 30, 2011, 2012 and December 31, 2012 respectively. These facilities are granted with the provision of corporate and personal guarantees jointly by the Company, a subsidiary and a director of the Company to the banks.

As of April 30, 2011, 2012 and December 31, 2012, bank borrowings consist of HK$101,974 import loans and HK$67,736 bank loans and HK$79,194 import loans and HK$77,672 bank loans and HK$69,093 import loans and HK$27,799 bank loans, respectively. All of the outstanding balances were supported by the facilities mentioned above. Import loans were granted from six, seven and six banks as of April 30, 2011, 2012 and December 31, 2012, respectively as a kind of invoice financing with terms ranged from 3 to 6 months on top of the suppliers’ credit terms or invoice date. The interest margin thereon ranged from 1.25% to 2.20% per annum. Details of the bank loans were set out as follows:

During the year ended April 30, 2011, CITIC Bank International Limited provided the Company a term loan with an outstanding of HK$3,125 which is repayable by 5 quarterly installments of HK$625 commencing on April 19, 2010. The interest thereon is calculated based on 2.00% per annum over HIBOR. As of April 30, 2010, an amount of HK$2,500 was outstanding which had been fully paid on April 17, 2011.

During the year ended April 30, 2011, 2012 and the period ended December 31, 2012, Hongkong and Shanghai Banking Corporation Limited granted the Company four loans including:

(i)	A term loan of HK$12,000 which is repayable by 20 quarterly installments of HK$600 commencing on December 1, 2009 with repayment on demand clauses. The interest thereon is calculated based on 1.25% per annum over 3 months HIBOR. As of April 30, 2011, 2012 and December 31, 2012, amounts of HK$8,400, HK$6,000 and HK$4,200 were outstanding, respectively, which will be fully repaid on August 22, 2014.

(ii)	A term loan of HK$12,000 which is repayable by 17 quarterly installments of HK$666 and a final installment of HK$678 commencing on May 28, 2010 with repayment on demand clauses. The interest thereon is calculated based on 1.25% per annum over 3 months HIBOR. As of April 30, 2011, 2012 and December 31, 2012, amounts of HK$9,336, HK$6,672 and HK$4,674 were outstanding respectively, which will be fully repaid on August 25, 2014.

(iii)	A term loan of HK$3,800 which is repayable by 16 quarterly installments of HK$238 commencing on July 31, 2010 with repayment on demand clauses. The interest thereon is calculated based on 1.25% per annum over 3 months HIBOR. As of April 30, 2011, 2012 and December 31, 2012, amounts of HK$2,850, HK$1,900 and HK$1,425 were outstanding, respectively, which will be fully repaid on April 30, 2014.

(iv)	A term loan of HK$16,200 which is repayable by 16 quarterly installments of HK$1,013 commencing on July 31, 2010 with repayment on demand clauses. The interest thereon is calculated based on 1.25% per annum over 3 months HIBOR. As of April 30, 2011, 2012, an amount of HK$12,150, HK$8,100 was outstanding, which was fully repaid on October 31, 2012.

(v)	During the year ended April 30, 2011, a revolving loan of HK$15,000 bearing an interest of 1.25% per annum over HIBOR or LIBOR until May 23, 2010 and 1.875% afterwards. As of April 30, 2010, HK$Nil amount was outstanding.

During the year ended April 30, 2011, 2012 and the period ended December 31, 2012, Hang Seng Bank Limited granted the Company two loans including:

(i)	A term loan of HK$40,000 which is repayable by 16 quarterly installments of HK$2,500 commencing on September 7, 2010 with repayment on demand clauses. The interest thereon is calculated based on 3.32% per annum (with interest rate swap selected). As of April 30, 2010, 2011, an amount of HK$35,000 and HK$25,000 was outstanding, respectively, which was fully paid on December 7, 2012.

(ii)	A term loan of HK$17,500 which is repayable by 14 quarterly installments of HK$1,250 commencing on September 7, 2012 with repayment on demand clauses. The interest thereon is calculated based on 3.32% per annum (with interest rate swap selected). As of December 31, 2012, an amount of HK$17,500 was outstanding, which will be fully paid on June 6, 2016.

During the year ended April 30, 2011, 2012 and the period ended December 31, 2012, the Bank of Tokyo-Mitsubishi UFJ, Ltd. granted the Company a revolving loan of HK$15,000, HK$30,000 and HK$30,000, respectively, bearing an interest rate of 1.25% per annum above cost of funds. As of April 30, 2011, 2012, HK$Nil, an amount of HK$30,000 was outstanding with HK$15,000 repaid on May 4, 2012 and balance of HK$15,000 repaid on June 18, 2012, respectively. As of December 31, 2012, HK$Nil amount was outstanding.

The weighted average interest rates on the bank loans for the years ended April 30, 2011, 2012 and 8-month period ended December 31, 2012 were 2.58%, 1.75% and 2.04 % per annum, respectively.